Note 3 - Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	17	11	5
Business Combination Gain on Revaluation of Previously Held Equity Investment		$ 820
Business Combination, Acquisition Related Costs	9,454	3,336	5,032
Business Acquisition, Goodwill, Expected Tax Deductible Amount	7,620	2,823	2,214
Business Combination, Contingent Consideration, Liability	27,136
CRE Segment [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	9	8	2
RRE Segment [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	5	3	2
Property Services Segment [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	3
California Closets [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	2
Property Services [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired			1
Acquisitions After December 31, 2008 [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Contingent Consideration, Liability	27,136
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low		33,279
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		36,163
Contingent Consideration Paid	$ 25,814	$ 1,994	$ 5,492